Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Whitehall Funds
Entity Central Index Key	0001004655
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000231927 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Advice Select Global Value Fund
Class Name	Admiral™ Shares
Trading Symbol	VAGVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Advice Select Global Value Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$20	0.41%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%	[1]
Net Assets	$ 1,320,000,000
Holdings Count | Holding	114
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$1,320
Number of Portfolio Holdings	114
Portfolio Turnover Rate	33%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of April 30, 2025)
Asia	16.7%
Europe	23.0%
North America	59.0%
Other Assets and Liabilities—Net	1.3%

C000012165 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard International Explorer™ Fund
Class Name	Investor Shares
Trading Symbol	VINEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard International Explorer Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$23	0.46%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[2]
Net Assets	$ 1,303,000,000
Holdings Count | Holding	366
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$1,303
Number of Portfolio Holdings	366
Portfolio Turnover Rate	47%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of April 30, 2025)
Africa	0.1%
Asia	40.1%
Europe	46.3%
North America	1.9%
Oceania	5.4%
Other	0.1%
South America	1.9%
Other Assets and Liabilities—Net	4.2%

C000038295 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard High Dividend Yield Index Fund
Class Name	ETF Shares
Trading Symbol	VYM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard High Dividend Yield Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.06%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[3]
Net Assets	$ 70,423,000,000
Holdings Count | Holding	591
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$70,423
Number of Portfolio Holdings	591
Portfolio Turnover Rate	10%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of April 30, 2025)
Basic Materials	2.0%
Consumer Discretionary	10.4%
Consumer Staples	10.8%
Energy	8.4%
Financials	20.7%
Health Care	13.6%
Industrials	13.2%
Real Estate	0.0%
Technology	9.9%
Telecommunications	4.1%
Utilities	6.8%
Other Assets and Liabilities—Net	0.1%

C000209802 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard High Dividend Yield Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VHYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard High Dividend Yield Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.08%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[4]
Net Assets	$ 70,423,000,000
Holdings Count | Holding	591
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$70,423
Number of Portfolio Holdings	591
Portfolio Turnover Rate	10%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of April 30, 2025)
Basic Materials	2.0%
Consumer Discretionary	10.4%
Consumer Staples	10.8%
Energy	8.4%
Financials	20.7%
Health Care	13.6%
Industrials	13.2%
Real Estate	0.0%
Technology	9.9%
Telecommunications	4.1%
Utilities	6.8%
Other Assets and Liabilities—Net	0.1%

C000231925 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Advice Select International Growth Fund
Class Name	Admiral™ Shares
Trading Symbol	VAIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Advice Select International Growth Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$22	0.44%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[5]
Net Assets	$ 1,083,000,000
Holdings Count | Holding	28
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$1,083
Number of Portfolio Holdings	28
Portfolio Turnover Rate	10%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of April 30, 2025)
Asia	27.7%
Europe	46.2%
North America	22.7%
South America	1.6%
Other Assets and Liabilities—Net	1.8%

C000231926 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Advice Select Dividend Growth Fund
Class Name	Admiral™ Shares
Trading Symbol	VADGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Advice Select Dividend Growth Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$18	0.36%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[6]
Net Assets	$ 845,000,000
Holdings Count | Holding	26
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$845
Number of Portfolio Holdings	26
Portfolio Turnover Rate	25%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of April 30, 2025)
Communication Services	2.6%
Consumer Discretionary	10.2%
Consumer Staples	8.5%
Financials	24.3%
Health Care	12.2%
Industrials	8.5%
Information Technology	27.4%
Materials	4.6%
Other Assets and Liabilities—Net	1.7%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.